Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

32.Related party transactions

(a)Relationship with related parties

Name of related parties	Relationship with the Group
Newlink	Controlling Shareholder
Shenzhen Yuanwanghechu Technology Co., Ltd.	Significantly influenced by the Controlling Shareholder
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	Significantly influenced by the Group

(b)Contribution from Controlling Shareholder

During the year ended December 31, 2024, Newlink paid a total of RMB24.9 million (2023: RMB65.2 million) on behalf of the Group, including (i) RMB7.3 million (2023: RMB42.6 million) of payroll and non-payroll labor expense; (ii) RMB2.5 million (2023: RMB3.2 million) of rental fees; and (iii) RMB15.1 million (2023: RMB19.4 million) of other expenses, which were reflected in the consolidated statements of profit or loss and other comprehensive loss.

(c)Share-based compensation from controlling shareholder ESOP

Newlink granted share options under Newlink 2020 Share Incentive Plan to certain employees associated with the Group’s charging services business, who were subsequently transferred to the Group. For the years ended December 31, 2023 and 2024, share-based compensation expense was debited to profit or loss for RMB5.3 million and credited to profit or loss for RMB0.8 million, with a corresponding increase and decrease in additional paid-in capital, respectively. See Note 28 for further details.

(d)Other transactions with related parties

The following table provides the amount of energy solution revenues including discontinued operations arising from the transactions entered into with related parties in the ordinary course of the Group’s business during the years indicated:

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000

Shenzhen Yuanwanghechu Technology Co., Ltd.	—	74,460	400
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	—	690	65
	—	75,150	465

(e)Balances with related parties

	as of December 31,
	2023	2024
	RMB’000	RMB’000
Included in trade receivables
Shenzhen Yuanwanghechu Technology Co., Ltd.	7,711	—
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	27	—
Loss allowance	(335)	—
	7,403	—
Included in contract assets
Shenzhen Yuanwanghechu Technology Co., Ltd.	26,125	—
Included in amount due from related parties (Note 10)
Newlink	18,838	—
Shenzhen Yuanwanghechu Technology Co., Ltd.	8,865	1,206
	27,703	1,206
Included in amount due to related parties as other payables and accruals
Newlink	—	(3,284)
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	—	(69)
	—	(3,353)

(f)Key management personal compensation

The following table sets forth the compensation information of the Group’s directors and executive officers for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Short-term employee benefits	2,694	7,468	4,488
Share-based compensation	123,383	229,542	23,034
	126,077	237,010	27,522